Accounts and transactions with related parties - Summary of Accounts and Transactions with Related Parties (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Accounts receivable -	$ 3,217	$ 2,976
Accounts payable -	1,333	1,624
Banco General, S.A.
Disclosure of transactions between related parties [line items]
Accounts receivable -	3,131	2,838
Panama Air Cargo Terminal
Disclosure of transactions between related parties [line items]
Accounts receivable -	86	138
Accounts payable -	431	560
Assa Compañía de Seguros, S.A.
Disclosure of transactions between related parties [line items]
Accounts payable -	796	686
Motta Internacional, S.A.
Disclosure of transactions between related parties [line items]
Accounts payable -	46	11
Desarrollos Inmobiliarios del Este, S.A.
Disclosure of transactions between related parties [line items]
Accounts payable -	40	31
GBM International, Inc.
Disclosure of transactions between related parties [line items]
Accounts payable -	20	6
Galindo, Arias & López
Disclosure of transactions between related parties [line items]
Accounts payable -	$ 0	$ 330